EMPLOYEE BENEFITS (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | ₪		₪ 5,133	₪ 4,748
Current service cost | ₪		481	768
Interest cost | ₪		118	162
Actuarial losses arising from experience adjustments | ₪		(221)	370
Actuarial gains arising from changes in financial assumptions | ₪		(614)	12
Benefits paid | ₪		(581)	(927)
Closing defined benefit obligation | ₪		₪ 4,316	₪ 5,133
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | $	$ 1,370
Current service cost | $	128
Interest cost | $	31
Actuarial losses arising from experience adjustments | $	(59)
Actuarial gains arising from changes in financial assumptions | $	(164)
Benefits paid | $	(155)
Closing defined benefit obligation | $	$ 1,151